Summary Prospectus	December 16, 2013

Invesco All Cap Market Neutral Fund

Class: A (CPNAX), C (CPNCX), R (CPNRX), Y (CPNYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 16, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund seeks to provide a positive return over a full market cycle from a broadly diversified portfolio of stocks while seeking to limit exposure to the general risks associated with stock market investing.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page G-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	C	R	Y

Management Fees	1.25%	1.25%	1.25%	1.25%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[1]	1.80	1.80	1.80	1.80

Dividend and Interest Expense on Securities Sold Short[1]	2.49	2.49	2.49	2.49

Total Other Expenses[1]	4.29	4.29	4.29	4.29

Total Annual Fund Operating Expenses	5.79	6.54	6.04	5.54

Fee Waiver and/or Expense Reimbursement[2]	1.68	1.68	1.68	1.68

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	4.11	4.86	4.36	3.86

1	Based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items, such as dividends and interest expenses on securities sold short, which are discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.62%, 2.37%, 1.87% and 1.37%, respectively, of average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$940	$1,888

Class C	$586	$1,624

Class R	$437	$1,486

Class Y	$388	$1,346

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$940	$1,888

Class C	$486	$1,624

Class R	$437	$1,486

Class Y	$388	$1,346

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is disclosed because the Fund had not yet commenced operations prior to the date of this prospectus.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund employs a market neutral strategy designed to produce an investment portfolio that is neutral with respect to general U.S. stock market risk. The Fund implements this

1        Invesco All Cap Market Neutral Fund

ACMN-SUMPRO-1

strategy by seeking to maintain long and short positions with approximately equal value in different investments within the same market sectors and industries, which is intended to limit the effect of general stock market movements on the Fund’s investment portfolio. The Fund seeks to generate returns independent of the direction of the stock market by buying investments (long positions) with equity exposure that it believes are undervalued and selling short investments (short positions) with equity exposure that it believes are overvalued. The Fund’s ability to generate positive returns will therefore depend on whether, in a rising market, the Fund’s long positions increase in value more than the securities underlying the Fund’s short positions and, in a declining market, whether the securities underlying the Fund’s short positions decrease in value more than the Fund’s long positions.

The Fund’s equity exposure will be achieved through investments in individual stocks, derivative instruments or both. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset.

The Fund seeks to achieve a return that exceeds the Fund’s benchmark, the Citigroup 90-Day Treasury Bill Index. As a result of its market neutral strategy, the Fund does not expect that its returns will be closely correlated with the returns (positive or negative) of the particular stock markets in which the Fund invests.

The Fund invests in securities and other investments that have exposure to U.S. issuers of all capitalization sizes.

The derivatives in which the Fund will principally invest will include but are not limited to equity-related futures contracts and swap agreements, such as total return swaps.

Futures contracts and swap contracts will be used to gain or limit equity market exposure in the jurisdictions in which the Fund invests.

The Fund will seek to achieve its investment objective through the security selection process employed by the Fund’s portfolio managers whereby, using a proprietary multi-factor model, the portfolio managers evaluate fundamental and behavioral factors to forecast individual security returns and risk and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security in the investment universe based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct what they believe is an optimal portfolio comprised of long positions that forecast the highest returns for a specified level of risk and short positions that forecast the lowest returns for a specified level of risk, while attempting to limit the effect of market movements on the Fund’s investment portfolio. The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio.

The Fund’s portfolio managers consider selling a security or other investment, or covering a short position, (1) for risk control purposes, (2) when its forecasted return deteriorates for long positions or when its forecasted return improves for short positions, or (3) when it otherwise no longer responds to the Adviser’s proprietary model.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Each of these risks is greater for the Fund than mutual funds that do not use derivatives to implement their investment strategy.

Equity Risk. Equity risk is the risk that the value of securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests, either directly or through derivative instruments. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by the Fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by the Fund. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Large Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Returns on investments in large capitalization companies could trail the returns on investments in smaller companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. In particular, there is no guarantee that the portfolio manager’s stock selection process will produce a market neutral portfolio that reduces or eliminates the Fund’s exposure to general U.S. stock market risk, sector or industry-specific risk or market capitalization risk. In addition, the Fund’s market neutral investment strategy will likely cause the Fund to underperform the broader U.S. equity market during market rallies. Such underperformance could be significant during sudden or significant market rallies. Although the Fund seeks to provide a positive return, investors may lose money by investing in the Fund.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, thereby causing the Fund to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited. In order to establish a short position in a security, the Fund must borrow the security from a broker. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. The Fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Fund to be volatile.

Small- and Mid-Capitalization Risk. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will

2        Invesco All Cap Market Neutral Fund

disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Michael Abata	Portfolio Manager	2013

Charles Ko	Portfolio Manager	2013

Anthony Munchak	Portfolio Manager	2013

Glen Murphy	Portfolio Manager	2013

Francis Orlando	Portfolio Manager	2013

Andrew Waisburd	Portfolio Manager	2013

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco All Cap Market Neutral Fund

invesco.com/us  ACMN-SUMPRO-1

Summary Prospectus	December 16, 2013

Invesco All Cap Market Neutral Fund

Class: R5 (CPNFX), R6 (CPNSX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 16, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund seeks to provide a positive return over a full market cycle from a broadly diversified portfolio of stocks while seeking to limit exposure to the general risks associated with stock market investing.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	R5	R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	R5	R6

Management Fees	1.25%	1.25%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses[1]	1.69	1.64

Dividend and Interest Expense on Securities Sold Short[1]	2.49	2.49

Total Other Expenses[1]	4.18	4.13

Total Annual Fund Operating Expenses	5.43	5.38

Fee Waiver and/or Expense Reimbursement[2]	1.57	1.52

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.86	3.86

1	Based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items, such as dividends and interest expenses on securities sold short, which are discussed in the SAI) of each of Class R5 and Class R6 shares to 1.37% of average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class R5	$388	$1,335

Class R6	$388	$1,330

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is disclosed because the Fund had not yet commenced operations prior to the date of this prospectus.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund employs a market neutral strategy designed to produce an investment portfolio that is neutral with respect to general U.S. stock market risk. The Fund implements this strategy by seeking to maintain long and short positions with approximately equal value in different investments within the same market sectors and industries, which is intended to limit the effect of general stock market movements on the Fund’s investment portfolio. The Fund seeks to generate returns independent of the direction of the stock market by buying investments (long positions) with equity exposure that it believes are undervalued and selling short investments (short positions) with equity exposure that it believes are overvalued. The Fund’s ability to generate positive returns will therefore depend on whether, in a rising market, the Fund’s long positions increase in value more than the securities underlying the Fund’s short positions and, in a declining market, whether the securities underlying the Fund’s short positions decrease in value more than the Fund’s long positions.

The Fund’s equity exposure will be achieved through investments in individual stocks, derivative instruments or both. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset.

The Fund seeks to achieve a return that exceeds the Fund’s benchmark, the Citigroup 90-Day Treasury Bill Index. As a result of its market neutral strategy, the Fund does not expect that its returns will be closely correlated

1        Invesco All Cap Market Neutral Fund

ACMN-SUMPRO-2

with the returns (positive or negative) of the particular stock markets in which the Fund invests.

The Fund invests in securities and other investments that have exposure to U.S. issuers of all capitalization sizes.

The derivatives in which the Fund will principally invest will include but are not limited to equity-related futures contracts and swap agreements, such as total return swaps.

Futures contracts and swap contracts will be used to gain or limit equity market exposure in the jurisdictions in which the Fund invests.

The Fund will seek to achieve its investment objective through the security selection process employed by the Fund’s portfolio managers whereby, using a proprietary multi-factor model, the portfolio managers evaluate fundamental and behavioral factors to forecast individual security returns and risk and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security in the investment universe based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct what they believe is an optimal portfolio comprised of long positions that forecast the highest returns for a specified level of risk and short positions that forecast the lowest returns for a specified level of risk, while attempting to limit the effect of market movements on the Fund’s investment portfolio. The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio.

The Fund’s portfolio managers consider selling a security or other investment, or covering a short position, (1) for risk control purposes, (2) when its forecasted return deteriorates for long positions or when its forecasted return improves for short positions, or (3) when it otherwise no longer responds to the Adviser’s proprietary model.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Each of these risks is greater for the Fund than mutual funds that do not use derivatives to implement their investment strategy.

Equity Risk. Equity risk is the risk that the value of securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests, either directly or through derivative instruments. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by the Fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by the Fund. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Large Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Returns on investments in large capitalization companies could trail the returns on investments in smaller companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. In particular, there is no guarantee that the portfolio manager’s stock selection process will produce a market neutral portfolio that reduces or eliminates the Fund’s exposure to general U.S. stock market risk, sector or industry-specific risk or market capitalization risk. In addition, the Fund’s market neutral investment strategy will likely cause the Fund to underperform the broader U.S. equity market during market rallies. Such underperformance could be significant during sudden or significant market rallies. Although the Fund seeks to provide a positive return, investors may lose money by investing in the Fund.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, thereby causing the Fund to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

In order to establish a short position in a security, the Fund must borrow the security from a broker. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. The Fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price.

The Fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Fund to be volatile.

Small- and Mid-Capitalization Risk. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Michael Abata	Portfolio Manager	2013

Charles Ko	Portfolio Manager	2013

Anthony Munchak	Portfolio Manager	2013

Glen Murphy	Portfolio Manager	2013

Francis Orlando	Portfolio Manager	2013

Andrew Waisburd	Portfolio Manager	2013

2        Invesco All Cap Market Neutral Fund

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.

The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco All Cap Market Neutral Fund

invesco.com/us  ACMN-SUMPRO-2